THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

ChoicePlusSM Signature, ChoicePlusSM Fusion, ChoicePlusSM Rollover
ChoicePlus AssuranceSM Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

ChoicePlusSM Signature, ChoicePlusSM Fusion
ChoicePlus AssuranceSM Series

Supplement dated June 18, 2013 to the Prospectus dated May 1, 2013

This Supplement outlines fund name changes for several of the funds that are offered as investment options under your annuity contract. All other provisions outlined in your prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective August 12, 2013, the name of several funds will be changed, according to the table below. The fees and investment objective of the funds will not change.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund

Please retain this Supplement for future reference.